Segment Information and Geographic Data - Schedule of Revenue and Property, Plant and Equipment by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 30,918	$ 23,814	$ 17,646
Property, plant and equipment net of accumulated depreciation	3,392	842
SWITZERLAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,752	1,004	1,002
Property, plant and equipment net of accumulated depreciation	162	231
Rest of EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	8,943	6,260	3,819
Property, plant and equipment net of accumulated depreciation	3,230	608
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	16,646	13,677	10,689
Property, plant and equipment net of accumulated depreciation		1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,466	2,745	2,062
Property, plant and equipment net of accumulated depreciation		2
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 111	$ 128	$ 74